Notes Receivable (Details) - USD ($)	Dec. 31, 2024	Jan. 30, 2024	Jan. 05, 2024	Jan. 03, 2024	Dec. 31, 2023
Notes Receivable [Line Items]
Notes receivable from unrelated parties	$ 346,202				$ 124,473,111
Notes receivable	$ 346,202		$ 63,700,000	$ 60,800,000	124,473,111
Note receivable cash collection		$ 124,473,111
Nonrelated Party [Member]
Notes Receivable [Line Items]
Notes receivable from unrelated parties					$ 124,473,111